Cover	6 Months Ended
Jun. 30, 2024
Cover [Abstract]
Document Type	S-1
Registrant Name	UL Solutions Inc.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Central Index Key	0001901440
Amendment Flag	false